Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 26,523	$ 289,175
Prepaid expenses	58,633	88,169
Deferred offering costs			126,422
Total Current Assets	85,156	377,344	126,422
Investments held in trust account	70,627,915	67,813,020
Total Assets	70,713,071	68,190,364	126,422
Current Liabilities:
Accrued expenses	383,703
Accrued offering costs	5,001	31,836	5,848
Total Current Liabilities	1,168,579	31,836	136,535
Commitments and contingencies
Ordinary shares subject to possible redemption (6,600,000 shares at $10.70 and $10.27 per share as of September 30, 2023 and December 31, 2022)	70,627,915	67,813,020
Shareholders’ Equity (Deficit):
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 150,000,000 shares authorized; 2,341,000 shares issued and outstanding (excluding 6,600,000 shares subject to possible redemption)	167	242	173
Additional paid-in capital			24,827
Shareholder receivable			(25,000)
Retained earnings (Accumulated deficit)	(1,083,590)	345,266	(10,113)
Total Shareholders’ Equity (Deficit)	(1,083,423)	345,508	(10,113)
Total Liabilities and Shareholders’ Equity (Deficit)	70,713,071	68,190,364	126,422
Related Party [Member]
Current Liabilities:
Due to related party	$ 779,875		$ 130,687